Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS	8. FAIR VALUE MEASUREMENTS As of June 30, 2025 and December 31, 2024, the Company did not have any assets or liabilities measured at fair value on a recurring basis.
8.	FAIR VALUE MEASUREMENTS

As of December 31, 2024, the Company did not have any assets and liabilities measured at fair value on a recurring basis.

The following table sets forth the Company’s assets to be measured at fair value on a recurring basis and their respective classification within the fair value hierarchy as of December 31, 2023:

	Fair Value at December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$2,661,932	$2,661,932	$—	$—
Total Assets	$2,661,932	$2,661,932	$—	$—

As of December 31, 2023, the Company did not have any liabilities measured at fair value on a recurring basis.